TRADE AND OTHER RECEIVABLES - By currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade receivables	Rp 11,339	Rp 11,016
Gross or Cost
Trade and other receivables
Trade receivables	19,699	17,223
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(8,360)	(6,207)	Rp (5,543)
Related parties
Trade and other receivables
Trade receivables	2,343	1,741
Related parties | Gross or Cost
Trade and other receivables
Trade receivables	3,896	2,911
Related parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	3,886	2,909
Related parties | Gross or Cost | USD
Trade and other receivables
Trade receivables	10	2
Related parties | Allowance for expected credit losses
Trade and other receivables
Trade receivables	(1,553)	(1,170)
Third parties
Trade and other receivables
Trade receivables	8,996	9,275
Third parties | Gross or Cost
Trade and other receivables
Trade receivables	15,803	14,312
Third parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	13,439	11,902
Third parties | Gross or Cost | USD
Trade and other receivables
Trade receivables	2,265	2,298
Third parties | Gross or Cost | Singapore dollar
Trade and other receivables
Trade receivables	75	71
Third parties | Gross or Cost | Others
Trade and other receivables
Trade receivables	24	41
Third parties | Allowance for expected credit losses
Trade and other receivables
Trade receivables	Rp (6,807)	Rp (5,037)